Statement of Stockholders' Equity (USD $)	Total	Common Stock, $0.001 Par Value	Additional Paid-In Capital	Deficit Accumulated during the Development Stage
Beginning Balance at Dec. 31, 2011	$ 16,115	$ 32,574	$ 1,603,894	$ (1,620,353)
Beginning Balance, shares at Dec. 31, 2011		32,574,360
Net income/loss	(12,229)			(12,229)
Balance at Dec. 31, 2012	3,886	32,574	1,603,894	(1,632,582)
Balance, shares at Dec. 31, 2012		32,574,360
Net income/loss	(1,947)			(1,947)
Balance at Dec. 31, 2013	1,939	32,574	1,603,894	(1,634,529)
Balance, shares at Dec. 31, 2013		32,574,360
Net income/loss	1,739			1,739
Balance at Mar. 31, 2014	$ 3,678	$ 32,574	$ 1,603,894	$ (1,632,790)
Balance, shares at Mar. 31, 2014		32,574,360